Lease financing: (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Lease financing (Table)

Twelve month periods ending	Amount
June 30, 2021	$56,227
June 30, 2022	55,529
June 30, 2023	54,825
June 30, 2024	58,454
June 30, 2025	47,899
June 30, 2026 and thereafter	124,592
Total bareboat lease minimum payments	$397,526
Unamortized debt issuance costs	(3,021)
Total bareboat lease minimum payments, net	$394,505
Excluding bareboat lease interest	(31,894)
Lease financing – short term	48,178
Lease financing – long term	314,433